COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Operating Leases (Details) (USD $)	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
2014	$ 1,837,773
2015	1,684,326
2016	105,598
2017	58,051
2018	29,523
Over 5 years	61,507
Future minimum lease payments	$ 3,776,778